Determination of fair values - Changes in Level 3 Items (Details) - Level 3 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LPP put option liability
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	$ 0	$ 531
Settlement		0
Acquisition	0
Fair value remeasurement	0	(531)
Ending balance	0	0
Contingent considerations
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	0	3,004
Settlement		(2,012)
Acquisition	0
Fair value remeasurement	0	(992)
Ending balance	0	0
Advances to a third party independent sales organization
Changes in fair value measurement, assets [abstract]
Beginning balance	2,154	16,616
Acquisition	0	0
Merchant residuals received, net of interest on advances to a third parties	(108)	(1,495)
Settlement of advances to a third party	(2,046)	(12,967)
Fair value remeasurement	0	0
Ending balance	0	2,154
Investments measured at fair value through profit or loss
Changes in fair value measurement, assets [abstract]
Beginning balance	2,148	1,148
Acquisition	1,270	1,000
Fair value remeasurement	(974)	0
Ending balance	2,444	2,148
Investment measured at fair value through other comprehensive income
Changes in fair value measurement, assets [abstract]
Beginning balance	0	0
Acquisition	25,000
Effect of movements in exchange rates		862
Fair value remeasurement	0	0
Ending balance	$ 25,862	$ 0